GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
GOING CONCERN

NOTE 3 - GOING CONCERN

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.

Management evaluated all relevant conditions and events that are reasonably known or reasonably knowable, in the aggregate, as of the date the consolidated financial statements are issued and determined that substantial doubt exists about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent on the Company’s ability to generate revenues and raise capital. The Company has not generated any revenues to provide sufficient cash flows to enable the Company to finance its operations internally. As of December 31, 2024, the Company had $6,191 cash on hand. At December 31, 2024, the Company has an accumulated deficit of $2,911,163. For the year ended December 31, 2024, the Company had a net loss of $1,341,333, and cash used in operations of $1,019,787. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date of this filing.

Over the next twelve months, management plans to raise additional capital to increase the Company’s operational capacity. However, there is no guarantee the Company will be able to raise sufficient operating capital or that the merger will result in sufficient revenues to continue operations. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Recent accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. This ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. This ASU is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted. The amendments in this ASU should be applied retrospectively to all prior periods presented in the financial statements. The Company adopted the ASU and determined that its adoption did not have a material impact on the Company’s condensed consolidated financial statements and related disclosures. As defined in the ASU, operating segments are components of an enterprise about which discrete financial information is regularly provided to the CODM in making decisions on how to allocate resources and assess performance for the organization. The Company operates and manages its business as one reportable and operating segment. The Company’s CODM is the Chief Executive Officer. The Company’s CODM reviews condensed consolidated operating results to make decisions about allocating resources and assessing performance for the entire Company.

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

POLOMAR HEALTH SERVICES, INC.

(formerly TRUSTFEED CORP.)

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

ALTANINE, INC. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
GOING CONCERN

Note 2: Going concern

Since its inception, the Company has not generated any revenue or commercialized any products. As of September 30, 2025, cash totaled approximately $8,000 and the Company had an accumulated deficit of approximately $7.8 million, used approximately $1.4 million in operations during the nine months ended September 30, 2025 and has a negative working capital of approximately $2.7 million. The Company continues to fund its on-going operations through a related party line of credit of up to $2.5 million for a term of two years, of which $2.2 million has been funded as of September 30, 2025. The Company has not generated any revenue and anticipates that it will continue to incur net losses for the foreseeable future. These factors raise substantial doubt about the Company’s ability to continue as a going concern for the one-year period following the date that these unaudited condensed consolidated financial statements were issued.

Historically, the Company’s principal sources of cash have included advances from a related party line of credit. The Company expects that the principal uses of cash in the future will be for continuing operations, funding research and development, fees associated with a contemplated reverse merger and general working capital requirements. The Company expects that as research and development expenses and general and administrative expenses continue to grow, it will need to raise additional capital to sustain operations and research and development. The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Until the Company can generate significant cash from operations, management’s plans to obtain such resources for the Company include proceeds from offerings of the Company’s equity securities or corporate debt, or transactions involving product development, technology licensing or collaboration. Management can provide no assurance that any sources of a sufficient amount of financing will be available to the Company on favorable terms, if at all. Management is currently in the process of seeking additional equity financing, however management’s current plans do not alleviate substantial doubt about the Company’s ability to continue as a going concern.

Note 2: Liquidity and Going Concern

Since its inception, the Company has not generated any revenue or commercialized any products. As of December 31, 2024, cash totaled $3,026 and the Company had an accumulated deficit of $3,240,695. The Company has not generated any revenue and anticipates that it will continue to incur net losses for the foreseeable future. In addition, the Company has negative cash flow from operations and negative working capital. These factors raise substantial doubt about the Company’s ability to continue as a going concern for the one-year period following the date that these consolidated financial statements were issued.

Historically, the Company’s principal sources of cash have included proceeds from advances from a related party line of credit. The Company expects that the principal uses of cash in the future will be for continuing operations, funding research and development and general working capital requirements. The Company expects that as research and development expenses continue to grow, it will need to raise additional capital to sustain operations and ongoing research and development funding. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

Management’s Plan to Continue as a Going Concern

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Until the Company can generate significant cash from operations, management’s plans to obtain such resources for the Company include proceeds from offerings of the Company’s equity securities, debt, financial support from its related party line of credit, or transactions involving product development, technology licensing or collaboration. Management can provide no assurance that any sources of a sufficient amount of financing will be available to the Company on favorable terms, if at all. Management is currently in the process of seeking additional equity financing, however management’s current plans do not alleviate substantial doubt about the Company’s ability to continue as a going concern.